PGIM Target Date 2020 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 92.9%
Affiliated Mutual Funds
Domestic Equity — 21.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	33,309	$482,974
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	126,612	6,545,849
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	48,530	483,846
		7,512,669
Fixed Income — 57.9%
PGIM Core Conservative Bond Fund (Class R6)	549,165	4,805,193
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	282,011	2,072,783
PGIM TIPS Fund (Class R6)	852,946	7,224,455
PGIM Total Return Bond Fund (Class R6)	478,027	5,836,707
		19,939,138
International Equity — 13.2%
PGIM Global Real Estate Fund (Class R6)	116,021	2,401,624
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	126,796	2,130,179
		4,531,803

Total Long-Term Investments (cost $28,392,543)		31,983,610

Short-Term Investment 7.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,424,961)	2,424,961	2,424,961

TOTAL INVESTMENTS 100.0% (cost $30,817,504)(wa)		34,408,571
Other assets in excess of liabilities 0.0%		8,872

Net Assets 100.0%		$34,417,443

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2020 Fund